Share-Based Compensation - Option Granted to Eligible Persons (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Options [Abstract]
Outstanding, Beginning of period (in shares)	59,828,911	68,533,186	46,222,613
Granted (in shares)		1,925,000	30,000,000
Cancelled or Forfeited (in shares)	(6,600,000)	(9,292,295)	(4,012,516)
Exercised (in shares)	(10,148,635)	(1,336,980)	(3,676,911)
Outstanding, End of period (in shares)	43,080,276	59,828,911	68,533,186
Vested and expected to vest (in shares)	43,080,276	59,828,911	68,533,186
Exercisable (in shares)	36,830,100	42,877,386	36,880,548
Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of period (in dollars per share)	$ 55.34	$ 60.87	$ 37.7
Granted (in dollars per share)		60	120
Cancelled or Forfeited (in dollars per share)	120	104.02	279.17
Exercised (in dollars per share)	14.4	7.19	13.82
Outstanding, End of period (in dollars per share)	55.08	55.34	60.87
Vested and expected to vest (in dollars per share)	55.08	55.34	60.87
Exercisable (in dollars per share)	$ 47.63	$ 35.29	$ 22.99
Additional Disclosures [Abstract]
Weighted average remaining contractual term, Outstanding	5 years 2 months 26 days	6 years 2 months 4 days	7 years 3 months 18 days
Weighted average remaining contractual term, Exercisable	5 years	5 years 6 months 3 days	5 years 11 months 19 days
Aggregate intrinsic value, Outstanding	$ 2,426,627	$ 944,611	$ 1,433,420
Aggregate intrinsic value, Exercisable	$ 2,312,733	$ 887,174	$ 1,274,793